UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

February 28, 2009

1.859202.100

FLC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (d) - 124.7%
	Shares	Value
COMMON STOCKS - 124.7%
CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 3.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	15,000	$ 1,087,500
H&R Block, Inc.	60,000	1,146,000
ITT Educational Services, Inc. (a)	7,000	794,500
		3,028,000
Hotels, Restaurants & Leisure - 3.4%
McDonald's Corp.	52,000	2,717,000
Nathan's Famous, Inc. (a)	30,000	356,100
		3,073,100
Household Durables - 0.8%
Leggett & Platt, Inc.	37,000	422,910
Whirlpool Corp.	15,000	333,450
		756,360
Internet & Catalog Retail - 0.5%
Liberty Media Corp. - Interactive Series A (a)	150,000	486,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,093,500
Discovery Communications, Inc. Class C (a)	20,000	293,600
Liberty Media Corp. - Entertainment Class A (a)	30,000	519,600
		1,906,700
Specialty Retail - 0.7%
AutoZone, Inc. (a)	3,000	426,690
Jos. A. Bank Clothiers, Inc. (a)	10,000	226,000
		652,690
Textiles, Apparel & Luxury Goods - 2.0%
G-III Apparel Group Ltd. (a)	40,300	137,020
Hanesbrands, Inc. (a)	35,000	245,000
Phillips-Van Heusen Corp.	19,400	321,458
Polo Ralph Lauren Corp. Class A	25,000	861,750
Warnaco Group, Inc. (a)	12,700	274,955
		1,840,183
TOTAL CONSUMER DISCRETIONARY		11,743,033
CONSUMER STAPLES - 14.1%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,000	522,000
Food & Staples Retailing - 6.0%
BJ's Wholesale Club, Inc. (a)	21,100	630,468
CVS Caremark Corp.	27,000	694,980
LONG STOCK POSITIONS (d) - Continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	105,000	$ 2,170,350
The Pantry, Inc. (a)	30,000	463,800
Wal-Mart Stores, Inc.	30,000	1,477,200
		5,436,798
Food Products - 1.3%
Archer Daniels Midland Co.	22,000	586,520
Chiquita Brands International, Inc. (a)	50,000	246,000
TreeHouse Foods, Inc. (a)	13,200	352,308
		1,184,828
Household Products - 2.1%
Energizer Holdings, Inc. (a)	5,000	210,950
Procter & Gamble Co.	35,000	1,685,950
		1,896,900
Personal Products - 0.5%
Alberto-Culver Co.	20,000	442,800
Tobacco - 3.7%
Altria Group, Inc.	216,700	3,345,848
TOTAL CONSUMER STAPLES		12,829,174
ENERGY - 14.2%
Energy Equipment & Services - 2.2%
ENSCO International, Inc.	36,300	892,254
Noble Corp.	30,000	737,700
Rowan Companies, Inc.	35,000	423,850
		2,053,804
Oil, Gas & Consumable Fuels - 12.0%
Alpha Natural Resources, Inc. (a)	24,000	441,600
ConocoPhillips	88,300	3,298,005
Exxon Mobil Corp.	62,000	4,209,801
Frontier Oil Corp.	35,000	477,750
Holly Corp.	10,000	233,100
Massey Energy Co.	35,000	404,250
Sunoco, Inc.	27,500	919,875
Tesoro Corp.	60,000	885,600
		10,869,981
TOTAL ENERGY		12,923,785
LONG STOCK POSITIONS (d) - Continued
	Shares	Value
FINANCIALS - 11.6%
Commercial Banks - 0.8%
Huntington Bancshares, Inc.	130,000	$ 189,800
Wells Fargo & Co.	45,000	544,500
		734,300
Diversified Financial Services - 2.9%
Bank of America Corp.	140,000	553,000
Citigroup, Inc.	80,000	120,000
JPMorgan Chase & Co.	80,000	1,828,000
KKR Financial Holdings LLC	100,000	108,000
		2,609,000
Insurance - 6.9%
ACE Ltd.	25,000	912,750
Berkshire Hathaway, Inc. Class B (a)	710	1,820,440
Endurance Specialty Holdings Ltd.	20,000	447,400
Loews Corp.	46,000	913,100
Platinum Underwriters Holdings Ltd.	8,000	224,320
RenaissanceRe Holdings Ltd.	15,000	675,450
The Travelers Companies, Inc.	35,000	1,265,250
		6,258,710
Real Estate Investment Trusts - 1.0%
General Growth Properties, Inc.	309,500	182,605
ProLogis Trust	28,000	162,120
Public Storage	10,000	554,800
		899,525
TOTAL FINANCIALS		10,501,535
HEALTH CARE - 19.7%
Biotechnology - 7.0%
Amgen, Inc. (a)	65,000	3,180,450
Biogen Idec, Inc. (a)	5,000	230,200
Cephalon, Inc. (a)	5,000	327,950
Genentech, Inc. (a)	14,000	1,197,700
Myriad Genetics, Inc. (a)	10,000	788,500
PDL BioPharma, Inc.	100,000	587,000
		6,311,800
Health Care Equipment & Supplies - 1.0%
Covidien Ltd.	16,000	506,720
LONG STOCK POSITIONS (d) - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	10,000	$ 224,700
ResMed, Inc. (a)	6,000	221,280
		952,700
Health Care Providers & Services - 2.2%
AMERIGROUP Corp. (a)	20,000	495,600
AmerisourceBergen Corp.	9,000	285,840
Health Net, Inc. (a)	20,000	264,000
Lincare Holdings, Inc. (a)	20,000	421,400
McKesson Corp.	12,000	492,240
		1,959,080
Pharmaceuticals - 9.5%
Abbott Laboratories	20,000	946,800
Bristol-Myers Squibb Co.	50,000	920,500
Johnson & Johnson	54,000	2,700,000
Pfizer, Inc.	308,000	3,791,480
Sepracor, Inc. (a)	20,000	299,600
		8,658,380
TOTAL HEALTH CARE		17,881,960
INDUSTRIALS - 12.3%
Aerospace & Defense - 6.1%
Alliant Techsystems, Inc. (a)	5,000	353,300
BAE Systems PLC	220,000	1,161,362
Northrop Grumman Corp.	69,400	2,592,784
TransDigm Group, Inc. (a)	7,000	247,380
United Technologies Corp.	28,000	1,143,240
		5,498,066
Airlines - 0.5%
AMR Corp. (a)	25,000	102,250
Delta Air Lines, Inc. (a)	40,000	201,200
UAL Corp. (a)	40,000	196,400
		499,850
Building Products - 0.3%
NCI Building Systems, Inc. (a)	20,000	101,200
Owens Corning (a)	20,000	167,000
		268,200
Electrical Equipment - 1.0%
A.O. Smith Corp.	20,000	510,600
LONG STOCK POSITIONS (d) - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Acuity Brands, Inc.	8,000	$ 183,360
Thomas & Betts Corp. (a)	10,000	229,100
		923,060
Industrial Conglomerates - 2.2%
General Electric Co.	85,000	723,350
McDermott International, Inc. (a)	26,300	310,077
Textron, Inc.	41,700	235,605
Tyco International Ltd.	34,600	693,730
		1,962,762
Machinery - 1.8%
Navistar International Corp. (a)	41,000	1,156,200
Toro Co.	20,000	437,400
		1,593,600
Marine - 0.4%
Safe Bulkers, Inc.	100,000	380,000
TOTAL INDUSTRIALS		11,125,538
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	90,000	1,311,300
Tekelec (a)	50,000	613,000
ViaSat, Inc. (a)	15,000	274,500
		2,198,800
Computers & Peripherals - 8.0%
Apple, Inc. (a)	10,000	893,100
Hewlett-Packard Co.	133,600	3,878,408
International Business Machines Corp.	15,000	1,380,450
NCR Corp. (a)	97,700	773,784
Sun Microsystems, Inc. (a)	60,000	280,800
		7,206,542
Internet Software & Services - 0.1%
EarthLink, Inc. (a)	20,000	126,000
IT Services - 7.3%
Accenture Ltd. Class A	63,000	1,838,970
Affiliated Computer Services, Inc. Class A (a)	26,000	1,212,380
Alliance Data Systems Corp. (a)	22,000	651,200
Computer Sciences Corp. (a)	15,000	521,100
Fidelity National Information Services, Inc.	35,000	612,500
LONG STOCK POSITIONS (d) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (a)	20,000	$ 378,200
Visa, Inc.	25,000	1,417,750
		6,632,100
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	100,000	1,274,000
Software - 4.7%
Microsoft Corp.	105,000	1,695,750
Sybase, Inc. (a)	50,000	1,359,000
Symantec Corp. (a)	50,000	691,500
Synopsys, Inc. (a)	25,000	465,750
		4,212,000
TOTAL INFORMATION TECHNOLOGY		21,649,442
MATERIALS - 3.2%
Containers & Packaging - 0.8%
Pactiv Corp. (a)	12,000	189,960
Rock-Tenn Co. Class A	20,000	552,200
		742,160
Metals & Mining - 2.4%
ArcelorMittal SA (NY Shares) Class A	55,000	1,063,150
Barrick Gold Corp.	7,000	211,571
Nucor Corp.	25,000	841,250
		2,115,971
TOTAL MATERIALS		2,858,131
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 4.7%
CenturyTel, Inc.	21,000	552,930
Embarq Corp.	35,000	1,223,950
Level 3 Communications, Inc. (a)	200,000	160,000
Qwest Communications International, Inc.	50,000	169,500
Verizon Communications, Inc.	75,000	2,139,750
		4,246,130
LONG STOCK POSITIONS (d) - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
Leap Wireless International, Inc. (a)	20,000	$ 542,200
Sprint Nextel Corp. (a)	265,000	871,850
		1,414,050
TOTAL TELECOMMUNICATION SERVICES		5,660,180
UTILITIES - 6.6%
Electric Utilities - 0.2%
FirstEnergy Corp.	5,000	212,800
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	190,000	1,197,000
NRG Energy, Inc. (a)	109,200	2,063,880
		3,260,880
Multi-Utilities - 2.8%
CMS Energy Corp.	87,000	962,220
PG&E Corp.	30,000	1,146,600
Sempra Energy	10,000	415,700
		2,524,520
TOTAL UTILITIES		5,998,200
TOTAL COMMON STOCKS (Cost $145,137,824)		113,170,978
TOTAL LONG STOCK POSITIONS - 124.7% (Cost $145,137,824)		113,170,978
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.28% 5/14/09 to 5/21/09 (c) (Cost $679,594)	$ 680,000	679,677
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b) (Cost $4,965,143)	4,965,143	$ 4,965,143
TOTAL INVESTMENT PORTFOLIO - 131.0% (Cost $150,782,561)	118,815,798
TOTAL SECURITIES SOLD SHORT - (28.9)% (Proceeds $31,134,098)	(26,259,339)
NET OTHER ASSETS - (2.1)%	(1,833,363)
NET ASSETS - 100%	$ 90,723,096
SHORT STOCK POSITIONS - (28.9)%

COMMON STOCKS - (28.9)%
CONSUMER DISCRETIONARY - (5.5)%
Auto Components - (0.6)%
Amerigon, Inc.	(200,000)	(574,000)
Hotels, Restaurants & Leisure - (0.6)%
Morgans Hotel Group Co.	(250,000)	(577,500)
Multiline Retail - (1.4)%
JCPenney Co., Inc.	(60,000)	(919,800)
Saks, Inc.	(130,000)	(315,900)
		(1,235,700)
Specialty Retail - (2.0)%
Chico's FAS, Inc.	(100,000)	(453,000)
Christopher & Banks Corp.	(135,000)	(525,150)
Coldwater Creek, Inc.	(150,000)	(253,500)
J. Crew Group, Inc.	(45,000)	(506,700)
		(1,738,350)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - (0.9)%
K-Swiss, Inc. Class A	(50,000)	$ (498,000)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(50,000)	(350,000)
		(848,000)
TOTAL CONSUMER DISCRETIONARY		(4,973,550)
ENERGY - (0.8)%
Energy Equipment & Services - (0.4)%
Cameron International Corp.	(20,000)	(385,600)
Oil, Gas & Consumable Fuels - (0.4)%
Cabot Oil & Gas Corp.	(20,000)	(407,400)
TOTAL ENERGY		(793,000)
FINANCIALS - (3.6)%
Capital Markets - (1.0)%
Legg Mason, Inc.	(70,000)	(898,100)
Commercial Banks - (1.0)%
Fifth Third Bancorp	(300,000)	(633,000)
PrivateBancorp, Inc.	(20,000)	(249,200)
		(882,200)
Diversified Financial Services - (1.0)%
MSCI, Inc. Class A	(55,000)	(866,800)
Real Estate Investment Trusts - (0.6)%
AvalonBay Communities, Inc.	(10,000)	(424,200)
Equity Residential (SBI)	(10,000)	(176,000)
		(600,200)
TOTAL FINANCIALS		(3,247,300)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.3)%
Health Care Providers & Services - (1.3)%
MEDNAX, Inc.	(15,000)	$ (444,000)
Psychiatric Solutions, Inc.	(10,000)	(169,400)
Tenet Healthcare Corp.	(500,000)	(555,000)
		(1,168,400)
Health Care Technology - (0.7)%
Eclipsys Corp.	(80,000)	(637,600)
Life Sciences Tools & Services - (2.3)%
Covance, Inc.	(24,000)	(911,520)
PAREXEL International Corp.	(85,000)	(779,450)
Waters Corp.	(10,000)	(352,200)
		(2,043,170)
TOTAL HEALTH CARE		(3,849,170)
INDUSTRIALS - (1.0)%
Commercial Services & Supplies - (0.5)%
Corrections Corp. of America	(40,000)	(424,800)
Machinery - (0.5)%
Caterpillar, Inc.	(20,000)	(492,200)
TOTAL INDUSTRIALS		(917,000)
INFORMATION TECHNOLOGY - (10.0)%
Communications Equipment - (0.4)%
Motorola, Inc.	(100,000)	(352,000)
Computers & Peripherals - (0.5)%
SanDisk Corp.	(50,000)	(445,500)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - (1.6)%
Akamai Technologies, Inc.	(50,000)	$ (904,500)
Mercadolibre, Inc.	(31,900)	(533,049)
		(1,459,549)
Semiconductors & Semiconductor Equipment - (4.1)%
Atheros Communications, Inc.	(50,000)	(604,000)
Brooks Automation, Inc.	(100,000)	(428,000)
Cavium Networks, Inc.	(95,000)	(903,450)
FormFactor, Inc.	(40,000)	(578,400)
KLA-Tencor Corp.	(20,000)	(345,000)
Rubicon Technology, Inc.	(121,000)	(481,580)
Teradyne, Inc.	(100,000)	(413,000)
		(3,753,430)
Software - (3.4)%
Activision Blizzard, Inc.	(50,000)	(501,500)
DemandTec, Inc.	(30,000)	(220,800)
NetSuite, Inc.	(10,000)	(92,000)
Salesforce.com, Inc.	(33,000)	(924,000)
Ultimate Software Group, Inc.	(70,000)	(906,500)
VMware, Inc. Class A	(20,000)	(415,200)
		(3,060,000)
TOTAL INFORMATION TECHNOLOGY		(9,048,479)
MATERIALS - (1.0)%
Metals & Mining - (1.0)%
Century Aluminum Co.	(200,000)	(444,000)
RTI International Metals, Inc.	(40,000)	(433,600)
TOTAL MATERIALS		(877,600)
TELECOMMUNICATION SERVICES - (1.1)%
Diversified Telecommunication Services - (0.5)%
tw telecom, inc.	(60,000)	(482,400)
SHORT STOCK POSITIONS - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - (0.6)%
MetroPCS Communications, Inc.	(40,000)	$ (580,000)
TOTAL TELECOMMUNICATION SERVICES		(1,062,400)
UTILITIES - (1.6)%
Electric Utilities - (1.1)%
PPL Corp.	(26,000)	(725,140)
Southern Co.	(10,000)	(303,100)
		(1,028,240)
Multi-Utilities - (0.5)%
Alliant Energy Corp.	(20,000)	(462,600)
TOTAL UTILITIES		(1,490,840)
TOTAL SHORT STOCK POSITIONS - (28.9)% (Proceeds $31,134,098)	$ 26,259,339
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
75 CME E-mini S&P 500 Index Contracts	March 2009	$ 2,753,250	$ (139,596)
The face value of futures purchased as a percentage of net assets 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $679,677.
(d) Securities are pledged with broker as collateral for securities sold short.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 118,815,798	$ 116,974,759	$ 1,841,039	$ -
Other Financial Instruments*	$ (26,398,935)	$ (26,398,935)	$ -	$ -
*Other financial instruments include Futures Contracts and Short Positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,145
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $122,990,367. Net unrealized depreciation aggregated $4,174,569, of which $33,149,145 related to appreciated investment securities and $37,323,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859224.100

AFLC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (d) - 124.7%
	Shares	Value
COMMON STOCKS - 124.7%
CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 3.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	15,000	$ 1,087,500
H&R Block, Inc.	60,000	1,146,000
ITT Educational Services, Inc. (a)	7,000	794,500
		3,028,000
Hotels, Restaurants & Leisure - 3.4%
McDonald's Corp.	52,000	2,717,000
Nathan's Famous, Inc. (a)	30,000	356,100
		3,073,100
Household Durables - 0.8%
Leggett & Platt, Inc.	37,000	422,910
Whirlpool Corp.	15,000	333,450
		756,360
Internet & Catalog Retail - 0.5%
Liberty Media Corp. - Interactive Series A (a)	150,000	486,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	90,000	1,093,500
Discovery Communications, Inc. Class C (a)	20,000	293,600
Liberty Media Corp. - Entertainment Class A (a)	30,000	519,600
		1,906,700
Specialty Retail - 0.7%
AutoZone, Inc. (a)	3,000	426,690
Jos. A. Bank Clothiers, Inc. (a)	10,000	226,000
		652,690
Textiles, Apparel & Luxury Goods - 2.0%
G-III Apparel Group Ltd. (a)	40,300	137,020
Hanesbrands, Inc. (a)	35,000	245,000
Phillips-Van Heusen Corp.	19,400	321,458
Polo Ralph Lauren Corp. Class A	25,000	861,750
Warnaco Group, Inc. (a)	12,700	274,955
		1,840,183
TOTAL CONSUMER DISCRETIONARY		11,743,033
CONSUMER STAPLES - 14.1%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,000	522,000
Food & Staples Retailing - 6.0%
BJ's Wholesale Club, Inc. (a)	21,100	630,468
CVS Caremark Corp.	27,000	694,980
LONG STOCK POSITIONS (d) - Continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	105,000	$ 2,170,350
The Pantry, Inc. (a)	30,000	463,800
Wal-Mart Stores, Inc.	30,000	1,477,200
		5,436,798
Food Products - 1.3%
Archer Daniels Midland Co.	22,000	586,520
Chiquita Brands International, Inc. (a)	50,000	246,000
TreeHouse Foods, Inc. (a)	13,200	352,308
		1,184,828
Household Products - 2.1%
Energizer Holdings, Inc. (a)	5,000	210,950
Procter & Gamble Co.	35,000	1,685,950
		1,896,900
Personal Products - 0.5%
Alberto-Culver Co.	20,000	442,800
Tobacco - 3.7%
Altria Group, Inc.	216,700	3,345,848
TOTAL CONSUMER STAPLES		12,829,174
ENERGY - 14.2%
Energy Equipment & Services - 2.2%
ENSCO International, Inc.	36,300	892,254
Noble Corp.	30,000	737,700
Rowan Companies, Inc.	35,000	423,850
		2,053,804
Oil, Gas & Consumable Fuels - 12.0%
Alpha Natural Resources, Inc. (a)	24,000	441,600
ConocoPhillips	88,300	3,298,005
Exxon Mobil Corp.	62,000	4,209,801
Frontier Oil Corp.	35,000	477,750
Holly Corp.	10,000	233,100
Massey Energy Co.	35,000	404,250
Sunoco, Inc.	27,500	919,875
Tesoro Corp.	60,000	885,600
		10,869,981
TOTAL ENERGY		12,923,785
LONG STOCK POSITIONS (d) - Continued
	Shares	Value
FINANCIALS - 11.6%
Commercial Banks - 0.8%
Huntington Bancshares, Inc.	130,000	$ 189,800
Wells Fargo & Co.	45,000	544,500
		734,300
Diversified Financial Services - 2.9%
Bank of America Corp.	140,000	553,000
Citigroup, Inc.	80,000	120,000
JPMorgan Chase & Co.	80,000	1,828,000
KKR Financial Holdings LLC	100,000	108,000
		2,609,000
Insurance - 6.9%
ACE Ltd.	25,000	912,750
Berkshire Hathaway, Inc. Class B (a)	710	1,820,440
Endurance Specialty Holdings Ltd.	20,000	447,400
Loews Corp.	46,000	913,100
Platinum Underwriters Holdings Ltd.	8,000	224,320
RenaissanceRe Holdings Ltd.	15,000	675,450
The Travelers Companies, Inc.	35,000	1,265,250
		6,258,710
Real Estate Investment Trusts - 1.0%
General Growth Properties, Inc.	309,500	182,605
ProLogis Trust	28,000	162,120
Public Storage	10,000	554,800
		899,525
TOTAL FINANCIALS		10,501,535
HEALTH CARE - 19.7%
Biotechnology - 7.0%
Amgen, Inc. (a)	65,000	3,180,450
Biogen Idec, Inc. (a)	5,000	230,200
Cephalon, Inc. (a)	5,000	327,950
Genentech, Inc. (a)	14,000	1,197,700
Myriad Genetics, Inc. (a)	10,000	788,500
PDL BioPharma, Inc.	100,000	587,000
		6,311,800
Health Care Equipment & Supplies - 1.0%
Covidien Ltd.	16,000	506,720
LONG STOCK POSITIONS (d) - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	10,000	$ 224,700
ResMed, Inc. (a)	6,000	221,280
		952,700
Health Care Providers & Services - 2.2%
AMERIGROUP Corp. (a)	20,000	495,600
AmerisourceBergen Corp.	9,000	285,840
Health Net, Inc. (a)	20,000	264,000
Lincare Holdings, Inc. (a)	20,000	421,400
McKesson Corp.	12,000	492,240
		1,959,080
Pharmaceuticals - 9.5%
Abbott Laboratories	20,000	946,800
Bristol-Myers Squibb Co.	50,000	920,500
Johnson & Johnson	54,000	2,700,000
Pfizer, Inc.	308,000	3,791,480
Sepracor, Inc. (a)	20,000	299,600
		8,658,380
TOTAL HEALTH CARE		17,881,960
INDUSTRIALS - 12.3%
Aerospace & Defense - 6.1%
Alliant Techsystems, Inc. (a)	5,000	353,300
BAE Systems PLC	220,000	1,161,362
Northrop Grumman Corp.	69,400	2,592,784
TransDigm Group, Inc. (a)	7,000	247,380
United Technologies Corp.	28,000	1,143,240
		5,498,066
Airlines - 0.5%
AMR Corp. (a)	25,000	102,250
Delta Air Lines, Inc. (a)	40,000	201,200
UAL Corp. (a)	40,000	196,400
		499,850
Building Products - 0.3%
NCI Building Systems, Inc. (a)	20,000	101,200
Owens Corning (a)	20,000	167,000
		268,200
Electrical Equipment - 1.0%
A.O. Smith Corp.	20,000	510,600
LONG STOCK POSITIONS (d) - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Acuity Brands, Inc.	8,000	$ 183,360
Thomas & Betts Corp. (a)	10,000	229,100
		923,060
Industrial Conglomerates - 2.2%
General Electric Co.	85,000	723,350
McDermott International, Inc. (a)	26,300	310,077
Textron, Inc.	41,700	235,605
Tyco International Ltd.	34,600	693,730
		1,962,762
Machinery - 1.8%
Navistar International Corp. (a)	41,000	1,156,200
Toro Co.	20,000	437,400
		1,593,600
Marine - 0.4%
Safe Bulkers, Inc.	100,000	380,000
TOTAL INDUSTRIALS		11,125,538
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	90,000	1,311,300
Tekelec (a)	50,000	613,000
ViaSat, Inc. (a)	15,000	274,500
		2,198,800
Computers & Peripherals - 8.0%
Apple, Inc. (a)	10,000	893,100
Hewlett-Packard Co.	133,600	3,878,408
International Business Machines Corp.	15,000	1,380,450
NCR Corp. (a)	97,700	773,784
Sun Microsystems, Inc. (a)	60,000	280,800
		7,206,542
Internet Software & Services - 0.1%
EarthLink, Inc. (a)	20,000	126,000
IT Services - 7.3%
Accenture Ltd. Class A	63,000	1,838,970
Affiliated Computer Services, Inc. Class A (a)	26,000	1,212,380
Alliance Data Systems Corp. (a)	22,000	651,200
Computer Sciences Corp. (a)	15,000	521,100
Fidelity National Information Services, Inc.	35,000	612,500
LONG STOCK POSITIONS (d) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (a)	20,000	$ 378,200
Visa, Inc.	25,000	1,417,750
		6,632,100
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	100,000	1,274,000
Software - 4.7%
Microsoft Corp.	105,000	1,695,750
Sybase, Inc. (a)	50,000	1,359,000
Symantec Corp. (a)	50,000	691,500
Synopsys, Inc. (a)	25,000	465,750
		4,212,000
TOTAL INFORMATION TECHNOLOGY		21,649,442
MATERIALS - 3.2%
Containers & Packaging - 0.8%
Pactiv Corp. (a)	12,000	189,960
Rock-Tenn Co. Class A	20,000	552,200
		742,160
Metals & Mining - 2.4%
ArcelorMittal SA (NY Shares) Class A	55,000	1,063,150
Barrick Gold Corp.	7,000	211,571
Nucor Corp.	25,000	841,250
		2,115,971
TOTAL MATERIALS		2,858,131
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 4.7%
CenturyTel, Inc.	21,000	552,930
Embarq Corp.	35,000	1,223,950
Level 3 Communications, Inc. (a)	200,000	160,000
Qwest Communications International, Inc.	50,000	169,500
Verizon Communications, Inc.	75,000	2,139,750
		4,246,130
LONG STOCK POSITIONS (d) - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
Leap Wireless International, Inc. (a)	20,000	$ 542,200
Sprint Nextel Corp. (a)	265,000	871,850
		1,414,050
TOTAL TELECOMMUNICATION SERVICES		5,660,180
UTILITIES - 6.6%
Electric Utilities - 0.2%
FirstEnergy Corp.	5,000	212,800
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	190,000	1,197,000
NRG Energy, Inc. (a)	109,200	2,063,880
		3,260,880
Multi-Utilities - 2.8%
CMS Energy Corp.	87,000	962,220
PG&E Corp.	30,000	1,146,600
Sempra Energy	10,000	415,700
		2,524,520
TOTAL UTILITIES		5,998,200
TOTAL COMMON STOCKS (Cost $145,137,824)		113,170,978
TOTAL LONG STOCK POSITIONS - 124.7% (Cost $145,137,824)		113,170,978
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.28% 5/14/09 to 5/21/09 (c) (Cost $679,594)	$ 680,000	679,677
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.59% (b) (Cost $4,965,143)	4,965,143	$ 4,965,143
TOTAL INVESTMENT PORTFOLIO - 131.0% (Cost $150,782,561)	118,815,798
TOTAL SECURITIES SOLD SHORT - (28.9)% (Proceeds $31,134,098)	(26,259,339)
NET OTHER ASSETS - (2.1)%	(1,833,363)
NET ASSETS - 100%	$ 90,723,096
SHORT STOCK POSITIONS - (28.9)%

COMMON STOCKS - (28.9)%
CONSUMER DISCRETIONARY - (5.5)%
Auto Components - (0.6)%
Amerigon, Inc.	(200,000)	(574,000)
Hotels, Restaurants & Leisure - (0.6)%
Morgans Hotel Group Co.	(250,000)	(577,500)
Multiline Retail - (1.4)%
JCPenney Co., Inc.	(60,000)	(919,800)
Saks, Inc.	(130,000)	(315,900)
		(1,235,700)
Specialty Retail - (2.0)%
Chico's FAS, Inc.	(100,000)	(453,000)
Christopher & Banks Corp.	(135,000)	(525,150)
Coldwater Creek, Inc.	(150,000)	(253,500)
J. Crew Group, Inc.	(45,000)	(506,700)
		(1,738,350)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - (0.9)%
K-Swiss, Inc. Class A	(50,000)	$ (498,000)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(50,000)	(350,000)
		(848,000)
TOTAL CONSUMER DISCRETIONARY		(4,973,550)
ENERGY - (0.8)%
Energy Equipment & Services - (0.4)%
Cameron International Corp.	(20,000)	(385,600)
Oil, Gas & Consumable Fuels - (0.4)%
Cabot Oil & Gas Corp.	(20,000)	(407,400)
TOTAL ENERGY		(793,000)
FINANCIALS - (3.6)%
Capital Markets - (1.0)%
Legg Mason, Inc.	(70,000)	(898,100)
Commercial Banks - (1.0)%
Fifth Third Bancorp	(300,000)	(633,000)
PrivateBancorp, Inc.	(20,000)	(249,200)
		(882,200)
Diversified Financial Services - (1.0)%
MSCI, Inc. Class A	(55,000)	(866,800)
Real Estate Investment Trusts - (0.6)%
AvalonBay Communities, Inc.	(10,000)	(424,200)
Equity Residential (SBI)	(10,000)	(176,000)
		(600,200)
TOTAL FINANCIALS		(3,247,300)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.3)%
Health Care Providers & Services - (1.3)%
MEDNAX, Inc.	(15,000)	$ (444,000)
Psychiatric Solutions, Inc.	(10,000)	(169,400)
Tenet Healthcare Corp.	(500,000)	(555,000)
		(1,168,400)
Health Care Technology - (0.7)%
Eclipsys Corp.	(80,000)	(637,600)
Life Sciences Tools & Services - (2.3)%
Covance, Inc.	(24,000)	(911,520)
PAREXEL International Corp.	(85,000)	(779,450)
Waters Corp.	(10,000)	(352,200)
		(2,043,170)
TOTAL HEALTH CARE		(3,849,170)
INDUSTRIALS - (1.0)%
Commercial Services & Supplies - (0.5)%
Corrections Corp. of America	(40,000)	(424,800)
Machinery - (0.5)%
Caterpillar, Inc.	(20,000)	(492,200)
TOTAL INDUSTRIALS		(917,000)
INFORMATION TECHNOLOGY - (10.0)%
Communications Equipment - (0.4)%
Motorola, Inc.	(100,000)	(352,000)
Computers & Peripherals - (0.5)%
SanDisk Corp.	(50,000)	(445,500)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - (1.6)%
Akamai Technologies, Inc.	(50,000)	$ (904,500)
Mercadolibre, Inc.	(31,900)	(533,049)
		(1,459,549)
Semiconductors & Semiconductor Equipment - (4.1)%
Atheros Communications, Inc.	(50,000)	(604,000)
Brooks Automation, Inc.	(100,000)	(428,000)
Cavium Networks, Inc.	(95,000)	(903,450)
FormFactor, Inc.	(40,000)	(578,400)
KLA-Tencor Corp.	(20,000)	(345,000)
Rubicon Technology, Inc.	(121,000)	(481,580)
Teradyne, Inc.	(100,000)	(413,000)
		(3,753,430)
Software - (3.4)%
Activision Blizzard, Inc.	(50,000)	(501,500)
DemandTec, Inc.	(30,000)	(220,800)
NetSuite, Inc.	(10,000)	(92,000)
Salesforce.com, Inc.	(33,000)	(924,000)
Ultimate Software Group, Inc.	(70,000)	(906,500)
VMware, Inc. Class A	(20,000)	(415,200)
		(3,060,000)
TOTAL INFORMATION TECHNOLOGY		(9,048,479)
MATERIALS - (1.0)%
Metals & Mining - (1.0)%
Century Aluminum Co.	(200,000)	(444,000)
RTI International Metals, Inc.	(40,000)	(433,600)
TOTAL MATERIALS		(877,600)
TELECOMMUNICATION SERVICES - (1.1)%
Diversified Telecommunication Services - (0.5)%
tw telecom, inc.	(60,000)	(482,400)
SHORT STOCK POSITIONS - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - (0.6)%
MetroPCS Communications, Inc.	(40,000)	$ (580,000)
TOTAL TELECOMMUNICATION SERVICES		(1,062,400)
UTILITIES - (1.6)%
Electric Utilities - (1.1)%
PPL Corp.	(26,000)	(725,140)
Southern Co.	(10,000)	(303,100)
		(1,028,240)
Multi-Utilities - (0.5)%
Alliant Energy Corp.	(20,000)	(462,600)
TOTAL UTILITIES		(1,490,840)
TOTAL SHORT STOCK POSITIONS - (28.9)% (Proceeds $31,134,098)	$ 26,259,339
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
75 CME E-mini S&P 500 Index Contracts	March 2009	$ 2,753,250	$ (139,596)
The face value of futures purchased as a percentage of net assets 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $679,677.
(d) Securities are pledged with broker as collateral for securities sold short.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 118,815,798	$ 116,974,759	$ 1,841,039	$ -
Other Financial Instruments*	$ (26,398,935)	$ (26,398,935)	$ -	$ -
*Other financial instruments include Futures Contracts and Short Positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,145
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $122,990,367. Net unrealized depreciation aggregated $4,174,569, of which $33,149,145 related to appreciated investment securities and $37,323,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund
Growth Company Class K

February 28, 2009

1.797941.105

GCF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.0%
Johnson Controls, Inc.	350,000	$ 3,983
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(e)	2,491,748	65,134
Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings, Inc. (a)(d)(e)	1,782,200	55,017
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	219,765	22
McDonald's Corp.	4,330,000	226,243
Panera Bread Co. Class A (a)(d)	660,000	29,066
Starbucks Corp. (a)	4,873,400	44,592
Starwood Hotels & Resorts Worldwide, Inc.	2,230,000	25,846
		380,786
Household Durables - 0.0%
Tupperware Brands Corp.	50,000	709
Internet & Catalog Retail - 1.2%
Amazon.com, Inc.	3,751,000	243,027
Media - 0.4%
Comcast Corp. Class A	4,197,500	54,819
News Corp. Class A	1,555,000	8,646
The Walt Disney Co.	84,500	1,417
Time Warner, Inc.	2,701,950	20,616
		85,498
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	475,000	18,440
Kohl's Corp. (a)	1,315,000	46,209
Nordstrom, Inc. (d)	260,000	3,502
Target Corp.	4,035,000	114,231
		182,382
Specialty Retail - 2.1%
Bed Bath & Beyond, Inc. (a)	25,000	533
Best Buy Co., Inc.	2,902,500	83,650
Gamestop Corp. Class A (a)	3,065,000	82,510
Gap, Inc.	617,825	6,666
Home Depot, Inc.	4,175,000	87,216
Lowe's Companies, Inc.	4,630,800	73,352
Staples, Inc.	4,325,602	68,993
Urban Outfitters, Inc. (a)	1,540,000	25,626
		428,546
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	187,200	2,617
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc. (a)	875,000	$ 6,125
Lululemon Athletica, Inc. (a)(d)(e)	6,591,877	37,706
NIKE, Inc. Class B	579,000	24,046
		70,494
TOTAL CONSUMER DISCRETIONARY		1,460,559
CONSUMER STAPLES - 11.4%
Beverages - 2.5%
Dr Pepper Snapple Group, Inc. (a)	7,135,000	100,247
PepsiCo, Inc.	4,856,640	233,799
The Coca-Cola Co.	4,317,500	176,370
		510,416
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	2,025,800	85,772
CVS Caremark Corp.	3,012,780	77,549
Kroger Co.	4,065,000	84,024
Safeway, Inc.	375,000	6,938
Sysco Corp.	338,200	7,271
Wal-Mart Stores, Inc.	9,260,300	455,977
Walgreen Co.	3,050,000	72,773
Whole Foods Market, Inc. (d)	840,000	10,206
		800,510
Food Products - 1.9%
Archer Daniels Midland Co.	615,000	16,396
Cadbury PLC	6,400,000	48,721
Campbell Soup Co.	2,195,000	58,760
Cosan Ltd. Class A (a)	10,683,455	35,790
Dean Foods Co. (a)	75,000	1,534
General Mills, Inc.	382,800	20,089
Green Mountain Coffee Roasters, Inc. (a)	932,116	34,815
Groupe Danone	1,155,000	54,801
Hershey Co.	605,000	20,382
Kellogg Co.	490,000	19,071
McCormick & Co., Inc. (non-vtg.)	365,000	11,443
Smithfield Foods, Inc. (a)(d)	3,830,000	30,066
Tyson Foods, Inc. Class A	6,200,000	52,266
		404,134
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.1%
Clorox Co.	570,000	$ 27,702
Colgate-Palmolive Co.	1,140,000	68,605
Procter & Gamble Co.	2,894,483	139,427
		235,734
Personal Products - 0.2%
Avon Products, Inc.	1,305,000	22,955
Mead Johnson Nutrition Co. Class A (a)	746,800	20,604
		43,559
Tobacco - 1.8%
Altria Group, Inc.	4,950,380	76,434
Philip Morris International, Inc.	9,000,380	301,243
		377,677
TOTAL CONSUMER STAPLES		2,372,030
ENERGY - 9.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	537,400	15,751
Diamond Offshore Drilling, Inc. (d)	627,900	39,332
FMC Technologies, Inc. (a)	925,000	24,503
Schlumberger Ltd. (NY Shares)	2,554,000	97,205
Transocean Ltd. (a)	765,668	45,764
Weatherford International Ltd. (a)	5,395,480	57,570
		280,125
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	3,685,000	128,791
Apache Corp.	630,000	37,227
Cameco Corp.	2,900,000	42,606
Chesapeake Energy Corp.	14,450,000	225,998
Devon Energy Corp.	1,315,000	57,426
EnCana Corp.	935,000	36,896
EOG Resources, Inc.	1,615,000	80,815
Exxon Mobil Corp.	3,515,000	238,669
Forest Oil Corp. (a)	670,000	9,501
Hess Corp.	2,730,000	149,304
Newfield Exploration Co. (a)	3,230,000	62,436
Noble Energy, Inc.	850,000	38,709
Occidental Petroleum Corp.	1,565,000	81,177
Peabody Energy Corp.	50,000	1,184
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	4,501,100	$ 76,609
Petroleo Brasileiro SA - Petrobras sponsored ADR	750,000	20,798
Range Resources Corp.	673,689	23,963
SandRidge Energy, Inc. (a)	3,985,000	26,939
Southwestern Energy Co. (a)	11,232,461	323,158
Ultra Petroleum Corp. (a)	725,000	25,477
Williams Companies, Inc.	1,055,000	11,922
		1,699,605
TOTAL ENERGY		1,979,730
FINANCIALS - 3.4%
Capital Markets - 1.1%
Charles Schwab Corp.	5,539,975	70,413
Franklin Resources, Inc.	520,000	23,816
Goldman Sachs Group, Inc.	790,000	71,953
Jefferies Group, Inc. (d)	380,000	3,758
Knight Capital Group, Inc. Class A (a)	490,000	8,619
Northern Trust Corp.	955,000	53,050
		231,609
Commercial Banks - 0.7%
PNC Financial Services Group, Inc.	700,000	19,138
Signature Bank, New York (a)(e)	2,349,284	58,756
U.S. Bancorp, Delaware	1,855,000	26,545
Wells Fargo & Co.	3,000,000	36,300
		140,739
Consumer Finance - 0.8%
American Express Co.	2,392,548	28,854
Discover Financial Services	23,830,000	136,546
		165,400
Diversified Financial Services - 0.8%
Bank of America Corp.	877,100	3,465
BM&F BOVESPA SA	28,929,772	72,750
JPMorgan Chase & Co.	3,535,000	80,775
		156,990
Insurance - 0.0%
Prudential Financial, Inc.	233,000	3,824
TOTAL FINANCIALS		698,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 25.8%
Biotechnology - 14.1%
Acadia Pharmaceuticals, Inc. (a)(e)	3,708,758	$ 3,078
Acorda Therapeutics, Inc. (a)(e)	3,293,526	72,458
Affymax, Inc. (a)(e)	1,255,000	16,415
Alexion Pharmaceuticals, Inc. (a)(d)(e)	7,794,640	266,577
Alkermes, Inc. (a)(d)(e)	10,182,261	102,637
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,015,109	74,039
Amgen, Inc. (a)	87,605	4,287
Amylin Pharmaceuticals, Inc. (a)(d)(e)	13,723,660	125,297
Array Biopharma, Inc. (a)(d)(e)	4,758,770	14,847
Biogen Idec, Inc. (a)	1,364,164	62,806
Celera Corp. (a)(e)	9,409,848	60,505
Celgene Corp. (a)	13,821,744	618,247
Cepheid, Inc. (a)(d)(e)	3,588,175	23,969
Cougar Biotechnology, Inc. (a)	1,044,942	26,155
CV Therapeutics, Inc. (a)(e)	6,132,583	98,121
Genentech, Inc. (a)	3,730,800	319,170
Genzyme Corp. (a)	520,000	31,684
Gilead Sciences, Inc. (a)	1,700,000	76,160
GTx, Inc. (a)(d)(e)	2,536,335	23,613
Human Genome Sciences, Inc. (a)(e)	8,874,010	16,772
Immunomedics, Inc. (a)(e)	6,102,700	6,042
InterMune, Inc. (a)(d)(e)	4,283,017	64,459
Isis Pharmaceuticals, Inc. (a)(e)	9,700,181	124,744
Myriad Genetics, Inc. (a)	789,248	62,232
ONYX Pharmaceuticals, Inc. (a)	30,000	900
OREXIGEN Therapeutics, Inc. (a)(e)	2,322,357	9,266
Pharmasset, Inc. (a)(e)	2,217,800	21,180
Regeneron Pharmaceuticals, Inc. (a)(e)	4,163,948	59,336
Rigel Pharmaceuticals, Inc. (a)(d)(e)	3,658,256	19,169
Seattle Genetics, Inc. (a)(e)	8,551,286	68,667
Sunesis Pharmaceuticals, Inc. (a)(e)	3,156,200	789
Transition Therapeutics, Inc. (a)(e)	2,332,446	8,856
Trubion Pharmaceuticals, Inc. (a)(d)(e)	1,775,000	2,361
Vertex Pharmaceuticals, Inc. (a)(d)(e)	14,423,067	436,009
		2,920,847
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	40,000	3,294
Baxter International, Inc.	2,455,000	124,984
Becton, Dickinson & Co.	22,900	1,417
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien Ltd.	15,000	$ 475
Edwards Lifesciences Corp. (a)	450,000	25,025
Gen-Probe, Inc. (a)	952,889	38,659
Insulet Corp. (a)(d)	1,291,400	7,903
Medtronic, Inc.	2,404,964	71,163
NuVasive, Inc. (a)(d)(e)	2,064,531	58,529
St. Jude Medical, Inc. (a)	834,200	27,662
Thoratec Corp. (a)(e)	5,607,265	128,070
		487,181
Health Care Providers & Services - 0.9%
athenahealth, Inc. (a)	734,485	18,715
Cardinal Health, Inc. (d)	560,000	18,172
McKesson Corp.	1,110,000	45,532
Medco Health Solutions, Inc. (a)	1,412,720	57,328
UnitedHealth Group, Inc.	2,856,400	56,128
		195,875
Life Sciences Tools & Services - 1.6%
Bruker BioSciences Corp. (a)	2,215,000	9,325
Exelixis, Inc. (a)(d)(e)	10,555,134	45,598
Illumina, Inc. (a)(d)(e)	8,403,130	263,270
Sequenom, Inc. (a)(d)	250,000	3,658
		321,851
Pharmaceuticals - 6.9%
Abbott Laboratories	3,411,500	161,500
Allergan, Inc.	545,000	21,113
ARYx Therapeutics, Inc. (a)	345,298	760
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	4,129,439	113,436
Bristol-Myers Squibb Co.	2,489,700	45,835
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Dr. Reddy's Laboratories Ltd. sponsored ADR	800,000	6,416
Elan Corp. PLC sponsored ADR (a)	47,472,812	293,382
Eli Lilly & Co.	155,000	4,554
Johnson & Johnson	2,088,300	104,415
MAP Pharmaceuticals, Inc. (a)(e)	1,253,425	2,795
Merck & Co., Inc.	1,700,100	41,142
Schering-Plough Corp.	1,587,600	27,608
Sepracor, Inc. (a)(e)	11,170,129	167,329
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,410,000	$ 152,018
Wyeth	6,875,200	280,646
		1,423,100
TOTAL HEALTH CARE		5,348,854
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	1,405,000	37,696
Lockheed Martin Corp.	2,040,100	128,751
Raytheon Co.	2,265,000	90,532
The Boeing Co.	520,000	16,349
		273,328
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	2,079,800	85,646
Airlines - 1.0%
Continental Airlines, Inc. Class B (a)	1,375,000	13,778
Delta Air Lines, Inc. (a)	3,709,146	18,657
JetBlue Airways Corp. (a)(e)	27,111,793	103,296
Ryanair Holdings PLC sponsored ADR (a)	20,000	477
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	24,059
Southwest Airlines Co.	4,658,515	27,439
UAL Corp. (a)	2,704,625	13,280
		200,986
Commercial Services & Supplies - 0.0%
Cintas Corp.	445,000	9,029
Construction & Engineering - 0.1%
Fluor Corp. (d)	425,000	14,131
Electrical Equipment - 0.3%
First Solar, Inc. (a)(d)	517,090	54,677
Industrial Conglomerates - 0.4%
3M Co.	1,600,000	72,736
General Electric Co.	1,130,000	9,616
McDermott International, Inc. (a)	875,000	10,316
		92,668
Machinery - 0.8%
Caterpillar, Inc.	2,280,000	56,111
Danaher Corp.	1,290,000	65,480
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	1,920,000	$ 52,781
ITT Corp.	20,000	747
		175,119
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,015,000	59,652
CSX Corp.	475,000	11,723
Norfolk Southern Corp.	1,065,000	33,782
Union Pacific Corp.	820,000	30,766
		135,923
TOTAL INDUSTRIALS		1,041,507
INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	13,252,600	193,090
Corning, Inc.	2,773,000	29,255
Infinera Corp. (a)(d)(e)	9,296,759	66,937
Juniper Networks, Inc. (a)	1,410,000	20,036
QUALCOMM, Inc.	15,903,400	531,651
Research In Motion Ltd. (a)	1,902,800	75,998
Sonus Networks, Inc. (a)	9,335,720	11,576
		928,543
Computers & Peripherals - 5.5%
Apple, Inc. (a)	5,340,959	477,001
Hewlett-Packard Co.	6,980,000	202,629
International Business Machines Corp.	2,004,800	184,502
NetApp, Inc. (a)	3,617,208	48,615
Palm, Inc. (a)(d)(e)	11,064,195	80,105
SanDisk Corp. (a)	105,000	936
Sun Microsystems, Inc. (a)	11,619,125	54,378
Synaptics, Inc. (a)(d)(e)	4,627,623	96,023
		1,144,189
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. (a)	70,000	971
Trimble Navigation Ltd. (a)	140,000	1,974
Universal Display Corp. (a)(d)(e)	3,595,445	21,681
		24,626
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	885,000	16,010
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	772,200	$ 8,394
Google, Inc. Class A (sub. vtg.) (a)	2,312,448	781,573
Internet Capital Group, Inc. (a)(e)	3,850,000	15,593
VeriSign, Inc. (a)	640,000	12,371
Yahoo!, Inc. (a)	6,986,340	92,429
		926,370
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	31,919
Hewitt Associates, Inc. Class A (a)	2,115,000	62,393
Lender Processing Services, Inc.	2,260,000	59,189
MasterCard, Inc. Class A	375,000	59,261
The Western Union Co.	1,360,000	15,178
Total System Services, Inc.	2,890,659	36,364
VeriFone Holdings, Inc. (a)(d)(e)	7,400,000	32,116
Visa, Inc.	7,819,100	443,421
		739,841
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	6,550,400	60,329
ASML Holding NV (NY Shares)	648,888	9,818
Atheros Communications, Inc. (a)(d)(e)	6,051,701	73,105
Atheros Communications, Inc. (a)(e)(f)	1,741,486	21,037
Broadcom Corp. Class A (a)	3,115,000	51,242
Cree, Inc. (a)(d)(e)	8,966,131	176,095
Cypress Semiconductor Corp. (a)(e)	15,976,000	88,827
FEI Co. (a)(d)	1,813,100	25,945
Intel Corp.	13,585,800	173,083
International Rectifier Corp. (a)	3,170,000	39,784
KLA-Tencor Corp.	510,000	8,798
Linear Technology Corp.	625,800	13,642
Marvell Technology Group Ltd. (a)	1,198,310	8,999
Mellanox Technologies Ltd. (a)(e)	3,023,300	24,942
NVIDIA Corp. (a)	6,375,000	52,785
Power Integrations, Inc. (e)	2,961,308	54,340
Rambus, Inc. (a)(d)(e)	7,183,000	61,486
Rubicon Technology, Inc. (a)(d)(e)	2,061,630	8,205
Samsung Electronics Co. Ltd.	50,000	15,378
Texas Instruments, Inc.	1,581,000	22,687
Volterra Semiconductor Corp. (a)(e)	1,325,000	10,733
Xilinx, Inc.	1,330,000	23,514
		1,024,774
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 9.6%
Activision Blizzard, Inc. (a)	2,550,000	$ 25,577
Adobe Systems, Inc. (a)	843,236	14,082
Citrix Systems, Inc. (a)(d)	541,377	11,142
Electronic Arts, Inc. (a)	1,960,000	31,968
Microsoft Corp.	19,445,000	314,037
Nintendo Co. Ltd.	2,346,113	661,604
Oracle Corp. (a)	4,320,000	67,133
Red Hat, Inc. (a)(e)	17,997,391	246,384
Salesforce.com, Inc. (a)(d)(e)	12,199,994	341,600
SuccessFactors, Inc. (a)(d)(e)	5,603,319	28,465
Symantec Corp. (a)	2,725,800	37,698
TiVo, Inc. (a)(e)	10,218,629	72,450
VMware, Inc. Class A (a)(d)	6,467,533	134,266
		1,986,406
TOTAL INFORMATION TECHNOLOGY		6,774,749
MATERIALS - 3.3%
Chemicals - 2.1%
Minerals Technologies, Inc. (e)	1,927,580	57,673
Monsanto Co.	4,244,978	323,764
OM Group, Inc. (a)(e)	2,360,000	36,580
Potash Corp. of Saskatchewan, Inc.	56,200	4,719
PPG Industries, Inc.	475,000	14,754
		437,490
Metals & Mining - 1.2%
Barrick Gold Corp.	4,969,000	150,185
Brush Engineered Materials, Inc. (a)	775,000	9,610
Freeport-McMoRan Copper & Gold, Inc. Class B	905,000	27,530
Nucor Corp.	1,655,000	55,691
		243,016
TOTAL MATERIALS		680,506
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	5,850,000	4,680
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	58,474,752	$ 192,382
TOTAL TELECOMMUNICATION SERVICES		197,062
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	1,115,000	52,650
Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.	1,191,996	30,622
Water Utilities - 0.1%
American Water Works Co., Inc.	750,000	13,913
TOTAL UTILITIES		97,185
TOTAL COMMON STOCKS (Cost $26,757,911)		20,650,744
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	2,500
Perlegen Sciences, Inc. Series D, 8.00% (f)	12,820,512	3,205
		5,705
Pharmaceuticals - 0.1%
Concert Pharmaceuticals, Inc. Series C, 6.00% (f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		12,865
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	13,974,022	$ 13,974
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	433,314,009	433,314
TOTAL MONEY MARKET FUNDS (Cost $447,288)		447,288
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $27,240,199)		21,110,897
NET OTHER ASSETS - (1.7)%		(348,353)
NET ASSETS - 100%		$ 20,762,544
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,053,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142
Fidelity Securities Lending Cash Central Fund	1,946
Total	$ 2,088
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ -	$ -	$ 3,078
Acorda Therapeutics, Inc.	55,053	5,673	-	-	72,458
Affymax, Inc.	14,621	-	-	-	16,415
Alexion Pharmaceuticals, Inc.	261,486	986	-	-	266,577
Alkermes, Inc.	75,145	-	-	-	102,637
Alnylam Pharmaceuticals, Inc.	70,461	3,537	-	-	74,039
Amylin Pharmaceuticals, Inc.	101,692	-	-	-	125,297
Array Biopharma, Inc.	17,967	23	-	-	14,847
Atheros Communications, Inc.	87,347	908	-	-	73,105
Atheros Communications, Inc. (restricted)	25,426	-	-	-	21,037
Auxilium Pharmaceuticals, Inc.	87,881	2,980	-	-	113,436
Buffalo Wild Wings, Inc.	40,919	-	-	-	55,017
Celera Corp.	93,308	-	1,284	-	60,505
Cepheid, Inc.	38,542	6,653	-	-	23,969
Coinstar, Inc.	46,247	-	-	-	65,134
Cree, Inc.	142,382	-	-	-	176,095
CV Therapeutics, Inc.	55,185	377	-	-	98,121
Cypress Semiconductor Corp.	59,590	-	-	-	88,827
Exelixis, Inc.	32,615	-	-	-	45,598
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gen-Probe, Inc.	$ 116,058	$ -	$ 90,603	$ -	$ -
GTx, Inc.	37,462	-	-	-	23,613
Human Genome Sciences, Inc.	15,352	-	-	-	16,772
Illumina, Inc.	215,767	-	39,625	-	263,270
Immunomedics, Inc.	10,863	-	-	-	6,042
Infinera Corp.	89,582	905	-	-	66,937
InterMune, Inc.	45,007	6,010	-	-	64,459
Internet Capital Group, Inc.	14,168	-	-	-	15,593
Isis Pharmaceuticals, Inc.	111,261	1	-	-	124,744
JetBlue Airways Corp.	140,604	1,863	-	-	103,296
Lululemon Athletica, Inc.	54,299	7,715	-	-	37,706
Map Pharmaceuticals, Inc.	4,255	2,399	-	-	2,795
Mellanox Technologies Ltd.	22,372	-	-	-	24,942
Minerals Technologies, Inc.	90,500	-	-	96	57,673
NuVasive, Inc.	60,788	11,256	-	-	58,529
OM Group, Inc.	46,563	-	-	-	36,580
OREXIGEN Therapeutics, Inc.	19,029	602	1,425	-	9,266
Palm, Inc.	26,220	224	-	-	80,105
Pharmasset, Inc.	28,823	4,552	-	-	21,180
Power Integrations, Inc.	54,192	-	-	74	54,340
Rambus, Inc.	108,595	-	27,477	-	61,486
Red Hat, Inc.	166,476	-	-	-	246,384
Regeneron Pharmaceuticals, Inc.	87,951	-	26,363	-	59,336
Rigel Pharmaceuticals, Inc.	27,063	82	-	-	19,169
Rubicon Technology, Inc.	9,401	-	-	-	8,205
Salesforce.com, Inc.	346,302	2,788	-	-	341,600
Seattle Genetics, Inc.	68,972	5,759	-	-	68,667
Sepracor, Inc.	131,361	-	-	-	167,329
Signature Bank, New York	70,009	-	-	-	58,756
Sonus Networks, Inc.	29,660	-	14,659	-	-
SuccessFactors, Inc.	34,586	150	-	-	28,465
Sunesis Pharmaceuticals, Inc.	1,988	-	-	-	789
Synaptics, Inc.	101,669	-	-	-	96,023
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Thoratec Corp.	$ 136,723	$ 4,226	$ -	$ -	$ 128,070
TiVo, Inc.	51,298	-	-	-	72,450
Transition Therapeutics, Inc.	5,850	-	-	-	8,856
Trubion Pharmaceuticals, Inc.	2,361	-	-	-	2,361
Universal Display Corp.	26,211	-	-	-	21,681
VeriFone Holdings, Inc.	19,769	13,043	-	-	32,116
Vertex Pharmaceuticals, Inc.	335,606	32,406	7,789	-	436,009
Volterra Semiconductor Corp.	9,911	-	-	-	10,733
Total	$ 4,285,541	$ 115,118	$ 209,225	$ 170	$ 4,432,519
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,110,897	$ 20,293,296	$ 804,585	$ 13,016
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(27,776)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,016

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $27,626,857,000. Net unrealized depreciation aggregated $6,515,960,000, of which $2,541,644,000 related to appreciated investment securities and $9,057,604,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund -
Growth Strategies Class K

(formerly known as Fidelity Aggressive Growth Fund -
Aggressive Growth Class K)

February 28, 2009

1.797938.105

FEG-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.9%
Diversified Consumer Services - 3.9%
DeVry, Inc.	743,645	$ 38,632
Strayer Education, Inc.	88,077	14,951
		53,583
Hotels, Restaurants & Leisure - 3.7%
Buffalo Wild Wings, Inc. (a)(d)	352,178	10,872
Burger King Holdings, Inc.	851,990	18,309
Chipotle Mexican Grill, Inc. Class B (a)	163,194	8,186
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	13,903	1
Wendy's/Arby's Group, Inc.	3,028,300	13,718
		51,086
Household Durables - 1.0%
Mohawk Industries, Inc. (a)(d)	605,500	13,678
Media - 2.0%
The DIRECTV Group, Inc. (a)	1,415,400	28,223
Specialty Retail - 7.3%
Abercrombie & Fitch Co. Class A (d)	757,088	16,648
Advance Auto Parts, Inc.	508,122	19,436
Best Buy Co., Inc.	1,074,221	30,959
Lowe's Companies, Inc.	913,300	14,467
O'Reilly Automotive, Inc. (a)	585,200	19,522
		101,032
TOTAL CONSUMER DISCRETIONARY		247,602
CONSUMER STAPLES - 3.2%
Beverages - 2.1%
Heckmann Corp. (a)(d)	5,808,000	28,866
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	371,985	15,750
TOTAL CONSUMER STAPLES		44,616
ENERGY - 10.0%
Energy Equipment & Services - 6.8%
Cameron International Corp. (a)	683,800	13,184
FMC Technologies, Inc. (a)	268,600	7,115
IHS, Inc. Class A (a)	783,941	31,930
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	830,300	$ 22,194
Noble Corp.	816,700	20,083
		94,506
Oil, Gas & Consumable Fuels - 3.2%
Denbury Resources, Inc. (a)	987,437	12,718
Hess Corp.	571,500	31,255
		43,973
TOTAL ENERGY		138,479
FINANCIALS - 5.8%
Capital Markets - 2.0%
Greenhill & Co., Inc. (d)	226,090	14,605
Morgan Stanley	648,900	12,680
		27,285
Diversified Financial Services - 1.0%
BM&F BOVESPA SA	5,519,400	13,880
Insurance - 1.1%
Validus Holdings Ltd.	663,200	15,877
Real Estate Investment Trusts - 1.2%
Chimera Investment Corp.	5,667,935	16,947
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	5,374,000	7,019
TOTAL FINANCIALS		81,008
HEALTH CARE - 25.7%
Biotechnology - 6.0%
Alnylam Pharmaceuticals, Inc. (a)(d)	331,641	6,115
Amylin Pharmaceuticals, Inc. (a)	703,453	6,423
Cephalon, Inc. (a)	293,034	19,220
Isis Pharmaceuticals, Inc. (a)	730,795	9,398
Myriad Genetics, Inc. (a)	192,007	15,140
OSI Pharmaceuticals, Inc. (a)(d)	219,770	7,494
RXi Pharmaceuticals Corp.	1,101,923	4,468
Vertex Pharmaceuticals, Inc. (a)	488,500	14,767
		83,025
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 9.4%
ArthroCare Corp. (a)(d)(e)	2,658,403	$ 9,703
Conceptus, Inc. (a)(d)	523,112	5,875
Cyberonics, Inc. (a)(e)	2,149,304	28,908
Edwards Lifesciences Corp. (a)	282,845	15,729
Masimo Corp. (a)	299,859	7,493
NuVasive, Inc. (a)(d)	793,434	22,494
St. Jude Medical, Inc. (a)	864,894	28,680
TranS1, Inc. (a)(e)	1,987,859	12,186
		131,068
Health Care Providers & Services - 3.4%
athenahealth, Inc. (a)(d)	449,653	11,457
CardioNet, Inc.	331,585	8,290
Express Scripts, Inc. (a)	536,805	27,001
		46,748
Life Sciences Tools & Services - 4.8%
AMAG Pharmaceuticals, Inc. (a)(d)(e)	1,560,928	42,220
Illumina, Inc. (a)	321,572	10,075
QIAGEN NV (a)	855,422	13,704
		65,999
Pharmaceuticals - 2.1%
Allergan, Inc.	390,828	15,141
BioMimetic Therapeutics, Inc. (a)	467,794	3,920
Vivus, Inc. (a)	764,645	3,082
XenoPort, Inc. (a)	323,332	6,754
		28,897
TOTAL HEALTH CARE		355,737
INDUSTRIALS - 8.4%
Airlines - 1.1%
Allegiant Travel Co. (a)(d)	463,205	15,897
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)(d)	414,700	7,299
Electrical Equipment - 0.9%
Ocean Power Technologies, Inc. (a)(d)(e)	1,007,757	5,150
Sunpower Corp. Class B (a)	268,203	6,641
		11,791
Machinery - 3.4%
Cummins, Inc.	678,500	14,113
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc. (d)	570,438	$ 3,599
Navistar International Corp. (a)	551,900	15,564
PACCAR, Inc.	561,600	14,079
		47,355
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	6,085
Professional Services - 1.1%
FTI Consulting, Inc. (a)	402,384	14,703
Road & Rail - 1.0%
Old Dominion Freight Lines, Inc. (a)	629,511	13,717
TOTAL INDUSTRIALS		116,847
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 5.1%
Corning, Inc.	1,514,100	15,974
Infinera Corp. (a)	777,545	5,598
Juniper Networks, Inc. (a)	2,403,700	34,157
QUALCOMM, Inc.	441,100	14,746
		70,475
Electronic Equipment & Components - 1.0%
BYD Co. Ltd. (H Shares)	7,176,500	13,853
Internet Software & Services - 1.1%
Omniture, Inc. (a)(d)	1,402,364	15,931
IT Services - 3.1%
Lender Processing Services, Inc.	516,730	13,533
MasterCard, Inc. Class A (d)	182,700	28,872
		42,405
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom Corp. Class A (a)	1,123,200	18,477
Marvell Technology Group Ltd. (a)	2,344,435	17,607
MEMC Electronic Materials, Inc. (a)	1,816,205	27,261
NVIDIA Corp. (a)	2,539,723	21,029
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,034,980	15,344
		99,718
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.2%
Autonomy Corp. PLC (a)	925,905	$ 15,956
VMware, Inc. Class A (a)(d)	684,900	14,219
		30,175
TOTAL INFORMATION TECHNOLOGY		272,557
MATERIALS - 6.1%
Chemicals - 1.1%
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR (d)	537,300	15,485
Metals & Mining - 5.0%
Agnico-Eagle Mines Ltd.	270,600	13,603
Freeport-McMoRan Copper & Gold, Inc. Class B	561,661	17,086
Newcrest Mining Ltd.	745,021	14,650
Timminco Ltd. (a)(d)	3,770,600	9,751
Yamana Gold, Inc.	1,660,400	14,514
		69,604
TOTAL MATERIALS		85,089
TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
Crown Castle International Corp. (a)	456,802	8,012
SBA Communications Corp. Class A (a)(d)	732,800	15,228
Sprint Nextel Corp. (a)	4,518,183	14,865
		38,105
TOTAL COMMON STOCKS (Cost $1,898,506)		1,380,040
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	15,931,333	$ 15,931
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	91,682,249	91,682
TOTAL MONEY MARKET FUNDS (Cost $107,613)		107,613
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $2,006,119)		1,487,653
NET OTHER ASSETS - (7.4)%		(102,086)
NET ASSETS - 100%		$ 1,385,567
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	707
Total	$ 759
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 57,260	$ -	$ 4,892	$ -	$ 42,220
ArthroCare Corp.	34,772	-	-	-	9,703
athenahealth, Inc.	45,484	893	43,114	-	-
Cavium Networks, Inc.	26,841	-	24,855	-	-
Cyberonics, Inc.	37,258	-	8,749	-	28,908
Heckmann Corp.	32,320	3,168	-	-	-
Ocean Power Technologies, Inc.	6,107	-	-	-	5,150
Omniture, Inc.	54,410	-	42,020	-	-
TranS1, Inc.	14,770	-	-	-	12,186
Ultrapetrol (Bahamas) Ltd.	11,786	-	-	-	6,085
Total	$ 321,008	$ 4,061	$ 123,630	$ -	$ 104,252
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,487,653	$ 1,436,174	$ 51,479	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $2,057,265,000. Net unrealized depreciation aggregated $569,612,000, of which $44,677,000 related to appreciated investment securities and $614,289,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2009

1.797943.105

NMF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.7%
Gentex Corp.	434,900	$ 3,479
Johnson Controls, Inc.	315,500	3,590
		7,069
Automobiles - 0.4%
Toyota Motor Corp. sponsored ADR	65,700	4,148
Distributors - 2.0%
Li & Fung Ltd.	9,105,600	19,732
Hotels, Restaurants & Leisure - 1.9%
Burger King Holdings, Inc.	168,700	3,625
McDonald's Corp.	220,700	11,532
Wendy's/Arby's Group, Inc.	738,500	3,345
		18,502
Household Durables - 0.6%
Toll Brothers, Inc. (a)	285,700	4,528
Whirlpool Corp.	58,200	1,294
		5,822
Internet & Catalog Retail - 0.6%
Expedia, Inc. (a)	452,900	3,610
Priceline.com, Inc. (a)(d)	31,500	2,673
		6,283
Leisure Equipment & Products - 0.8%
Brunswick Corp.	485,300	1,500
Hasbro, Inc.	110,700	2,534
Pool Corp. (d)	249,500	3,311
Summer Infant, Inc. (a)	219,503	290
		7,635
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)(d)	302,500	1,924
Discovery Communications, Inc. (a)	197,300	3,060
The DIRECTV Group, Inc. (a)	243,600	4,857
Viacom, Inc. Class B (non-vtg.) (a)	274,400	4,223
		14,064
Multiline Retail - 0.7%
Target Corp.	242,900	6,876
Specialty Retail - 3.4%
Home Depot, Inc.	348,300	7,276
Lowe's Companies, Inc.	526,900	8,346
MarineMax, Inc. (a)	413,202	595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	90,000	$ 2,657
Sally Beauty Holdings, Inc. (a)	251,300	973
Sherwin-Williams Co.	110,200	5,064
Staples, Inc.	150,000	2,393
TJX Companies, Inc.	116,700	2,599
Urban Outfitters, Inc. (a)	196,600	3,271
		33,174
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	153,100	2,497
Ports Design Ltd.	865,100	885
		3,382
TOTAL CONSUMER DISCRETIONARY		126,687
CONSUMER STAPLES - 10.0%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	95,100	3,350
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	91,200	3,861
CVS Caremark Corp.	165,500	4,260
United Natural Foods, Inc. (a)	377,400	5,616
Wal-Mart Stores, Inc.	500,000	24,619
Whole Foods Market, Inc. (d)	224,600	2,729
		41,085
Food Products - 3.3%
Bunge Ltd.	47,800	2,241
Cadbury PLC sponsored ADR	107,100	3,282
Green Mountain Coffee Roasters, Inc. (a)(d)	527,517	19,703
Hain Celestial Group, Inc. (a)	329,600	4,641
Ralcorp Holdings, Inc. (a)	46,200	2,800
		32,667
Household Products - 1.8%
Colgate-Palmolive Co.	103,100	6,205
Energizer Holdings, Inc. (a)	86,900	3,666
Procter & Gamble Co.	160,400	7,726
		17,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	214,400	$ 3,771
TOTAL CONSUMER STAPLES		98,470
ENERGY - 7.8%
Energy Equipment & Services - 0.4%
Schlumberger Ltd. (NY Shares)	107,900	4,107
Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	182,300	6,809
Denbury Resources, Inc. (a)	197,900	2,549
El Paso Corp.	369,300	2,493
Exxon Mobil Corp.	275,800	18,727
Foundation Coal Holdings, Inc.	100,000	1,608
Hess Corp.	279,300	15,275
Lukoil Oil Co. sponsored ADR	50,000	1,582
Occidental Petroleum Corp.	200,700	10,410
Petroleo Brasileiro SA - Petrobras sponsored ADR	183,400	5,086
Quicksilver Resources, Inc. (a)	160,200	961
SouthGobi Energy Resources Ltd. (a)	207,300	1,385
Southwestern Energy Co. (a)	84,200	2,422
Williams Companies, Inc.	318,400	3,598
		72,905
TOTAL ENERGY		77,012
FINANCIALS - 11.0%
Capital Markets - 3.1%
Charles Schwab Corp.	231,100	2,937
Credit Suisse Group sponsored ADR	183,800	4,441
EFG International	113,920	790
Goldman Sachs Group, Inc.	103,300	9,409
Greenhill & Co., Inc. (d)	33,100	2,138
Lazard Ltd. Class A	69,800	1,695
Legg Mason, Inc. (d)	120,400	1,545
Morgan Stanley	200,000	3,908
Och-Ziff Capital Management Group LLC Class A	200,000	1,032
T. Rowe Price Group, Inc.	108,000	2,456
		30,351
Commercial Banks - 1.2%
BOK Financial Corp.	58,100	1,749
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
City Holding Co.	80,700	$ 2,116
UMB Financial Corp.	81,100	3,076
Wells Fargo & Co.	405,937	4,912
		11,853
Diversified Financial Services - 3.0%
Climate Exchange PLC (a)(d)	172,800	1,772
CME Group, Inc.	35,973	6,561
Hong Kong Exchanges & Clearing Ltd.	337,900	2,672
JPMorgan Chase & Co.	654,000	14,944
KKR Financial Holdings LLC	1,835,500	1,982
PHH Corp. (a)	200,000	1,924
		29,855
Insurance - 3.2%
ACE Ltd.	127,300	4,648
Arch Capital Group Ltd. (a)	53,600	2,894
Everest Re Group Ltd.	46,200	3,009
Hartford Financial Services Group, Inc.	74,100	452
IPC Holdings Ltd.	144,200	3,664
Marsh & McLennan Companies, Inc.	131,700	2,361
MetLife, Inc.	163,400	3,016
PartnerRe Ltd.	41,100	2,544
RenaissanceRe Holdings Ltd.	100,000	4,503
The Chubb Corp.	105,900	4,134
		31,225
Real Estate Investment Trusts - 0.1%
ProLogis Trust	168,800	977
Thrifts & Mortgage Finance - 0.4%
Bank Mutual Corp.	268,400	2,268
MGIC Investment Corp.	704,000	1,605
		3,873
TOTAL FINANCIALS		108,134
HEALTH CARE - 15.0%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	99,600	3,406
Alnylam Pharmaceuticals, Inc. (a)(d)	152,500	2,812
Celera Corp. (a)	279,600	1,798
Celgene Corp. (a)	67,600	3,024
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)	209,700	$ 1,401
CSL Ltd.	155,346	3,593
Genentech, Inc. (a)	58,000	4,962
Genomic Health, Inc. (a)(d)	177,100	3,485
Genzyme Corp. (a)	63,700	3,881
Gilead Sciences, Inc. (a)	74,900	3,356
GTx, Inc. (a)(d)	193,768	1,804
Myriad Genetics, Inc. (a)	51,500	4,061
RXi Pharmaceuticals Corp. (d)	571,217	2,311
		39,894
Health Care Equipment & Supplies - 3.5%
C.R. Bard, Inc.	43,200	3,467
Gen-Probe, Inc. (a)	85,000	3,448
HeartWare International, Inc. unit (a)	12,625,725	8,721
Hologic, Inc. (a)	184,704	2,091
Insulet Corp. (a)(d)	242,400	1,483
Meridian Bioscience, Inc.	232,395	4,662
Mindray Medical International Ltd. sponsored ADR (d)	254,500	4,645
Quidel Corp. (a)	296,600	3,274
ThermoGenesis Corp. (a)(e)	3,357,812	1,605
Varian Medical Systems, Inc. (a)	50,000	1,526
		34,922
Health Care Providers & Services - 1.9%
athenahealth, Inc. (a)	105,700	2,693
Capital Senior Living Corp. (a)	611,000	1,772
Dialysis Corp. of America (a)	254,254	1,365
Emeritus Corp. (a)	175,208	1,177
Express Scripts, Inc. (a)	61,700	3,104
Henry Schein, Inc. (a)	81,200	2,978
Humana, Inc. (a)	100,700	2,384
LHC Group, Inc. (a)(d)	172,033	3,429
		18,902
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	137,200	4,298
Life Technologies Corp. (a)	60,000	1,749
Pharmaceutical Product Development, Inc.	93,400	2,241
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	281,700	$ 4,513
Techne Corp.	52,100	2,545
		15,346
Pharmaceuticals - 4.0%
Johnson & Johnson	194,900	9,745
Merck & Co., Inc.	366,900	8,879
Pfizer, Inc.	537,700	6,619
Schering-Plough Corp.	403,300	7,013
Wyeth	130,700	5,335
XenoPort, Inc. (a)	72,300	1,510
		39,101
TOTAL HEALTH CARE		148,165
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	75,000	2,802
Raytheon Co.	210,100	8,398
Stanley, Inc. (a)	100,000	3,101
The Boeing Co.	50,000	1,572
		15,873
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	92,300	3,819
Forward Air Corp.	182,700	3,040
Hub Group, Inc. Class A (a)	233,916	4,201
UTI Worldwide, Inc.	268,000	3,294
		14,354
Building Products - 0.4%
Masco Corp.	358,900	1,848
USG Corp. (a)	286,800	1,655
		3,503
Commercial Services & Supplies - 2.7%
Casella Waste Systems, Inc. Class A (a)	215,000	452
Clean Harbors, Inc. (a)(d)	191,800	9,318
Fuel Tech, Inc. (a)(d)	124,487	1,150
Healthcare Services Group, Inc.	286,100	4,397
Stericycle, Inc. (a)	80,200	3,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	186,400	$ 4,175
Waste Management, Inc.	129,800	3,505
		26,845
Electrical Equipment - 3.0%
Ener1, Inc. (a)(d)	309,700	969
Evergreen Solar, Inc. (a)(d)	782,059	954
First Solar, Inc. (a)(d)	76,500	8,089
JA Solar Holdings Co. Ltd. ADR (a)	652,100	1,324
Motech Industries, Inc.	963,000	2,119
Q-Cells SE (a)(d)	345,300	5,721
Renewable Energy Corp. AS (a)(d)	1,034,100	7,015
Saft Groupe SA	68,400	1,559
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	320,100	1,949
		29,699
Machinery - 1.3%
Badger Meter, Inc.	93,900	2,357
Briggs & Stratton Corp.	186,600	2,273
Cummins, Inc.	97,100	2,020
ITT Corp.	83,900	3,134
Pentair, Inc.	128,500	2,682
		12,466
Professional Services - 0.8%
Corporate Executive Board Co.	101,700	1,526
Equifax, Inc.	126,600	2,722
Monster Worldwide, Inc. (a)(d)	199,300	1,313
Robert Half International, Inc.	165,500	2,544
		8,105
Road & Rail - 0.3%
Landstar System, Inc.	91,300	2,890
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	20,000	1,323
TOTAL INDUSTRIALS		115,058
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 5.4%
Adtran, Inc.	184,100	2,658
Ciena Corp. (a)	260,100	1,397
Cisco Systems, Inc. (a)	1,166,000	16,989
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	903,800	$ 9,535
Juniper Networks, Inc. (a)	361,000	5,130
Nice Systems Ltd. sponsored ADR (a)	149,400	3,152
QUALCOMM, Inc.	356,600	11,921
Starent Networks Corp. (a)	150,000	2,372
		53,154
Computers & Peripherals - 3.7%
Apple, Inc. (a)	177,000	15,808
International Business Machines Corp.	228,700	21,047
		36,855
Electronic Equipment & Components - 1.1%
Acacia Research Corp. - Acacia Technologies (a)	612,800	1,887
Arrow Electronics, Inc. (a)	125,000	2,079
Everlight Electronics Co. Ltd.	871,077	1,328
Itron, Inc. (a)	74,500	3,327
Universal Display Corp. (a)(d)	280,700	1,693
		10,314
Internet Software & Services - 1.8%
DealerTrack Holdings, Inc. (a)	127,300	1,344
eBay, Inc. (a)	166,400	1,809
Equinix, Inc. (a)(d)	104,200	4,836
Omniture, Inc. (a)(d)	483,690	5,495
Terremark Worldwide, Inc. (a)	779,900	2,145
VistaPrint Ltd. (a)	99,607	2,440
		18,069
IT Services - 2.2%
Fidelity National Information Services, Inc.	103,200	1,806
Hewitt Associates, Inc. Class A (a)	75,000	2,213
Lender Processing Services, Inc.	85,200	2,231
ManTech International Corp. Class A (a)	50,000	2,609
MasterCard, Inc. Class A	27,300	4,314
NCI, Inc. Class A (a)	76,500	2,081
Visa, Inc.	114,100	6,471
		21,725
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	434,300	4,000
ARM Holdings PLC sponsored ADR	1,074,800	4,503
ASML Holding NV (NY Shares)	189,166	2,862
Epistar Corp.	1,042,317	1,281
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Globe Specialty Metals, Inc. (Reg. S) (a)	150,000	$ 825
Lam Research Corp. (a)	78,700	1,539
MEMC Electronic Materials, Inc. (a)	488,900	7,338
National Semiconductor Corp.	287,700	3,136
Richtek Technology Corp.	563,255	2,407
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	514,471	2,279
Taiwan Semiconductor Manufacturing Co. Ltd.	4,019,000	5,067
Tessera Technologies, Inc. (a)	150,000	1,620
		36,857
Software - 3.7%
Adobe Systems, Inc. (a)	238,000	3,975
Autonomy Corp. PLC (a)	983,300	16,945
Concur Technologies, Inc. (a)	111,300	2,336
Electronic Arts, Inc. (a)	122,100	1,991
Nuance Communications, Inc. (a)(d)	274,700	2,434
Quality Systems, Inc. (d)	77,300	2,992
Salesforce.com, Inc. (a)	187,800	5,258
		35,931
TOTAL INFORMATION TECHNOLOGY		212,905
MATERIALS - 4.4%
Chemicals - 0.8%
Calgon Carbon Corp. (a)	153,300	2,246
E.I. du Pont de Nemours & Co.	50,000	938
Ecolab, Inc.	124,000	3,941
Zoltek Companies, Inc. (a)(d)	117,800	674
		7,799
Containers & Packaging - 0.3%
Greif, Inc. Class A	53,700	1,651
Rock-Tenn Co. Class A	71,700	1,980
		3,631
Metals & Mining - 3.0%
Agnico-Eagle Mines Ltd.	28,500	1,433
ArcelorMittal SA (NY Shares) Class A (d)	87,200	1,686
Eldorado Gold Corp. (a)	379,000	3,197
Freeport-McMoRan Copper & Gold, Inc. Class B	75,700	2,303
Goldcorp, Inc.	102,800	2,987
Ivanhoe Mines Ltd. (a)	481,800	2,140
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp.	141,300	$ 2,235
Lihir Gold Ltd. (a)	1,489,129	3,086
Newcrest Mining Ltd.	121,610	2,391
Newmont Mining Corp.	149,500	6,224
Searchlight Minerals Corp. (a)(d)	488,161	898
Timminco Ltd. (a)(d)	376,800	974
		29,554
Paper & Forest Products - 0.3%
Stella-Jones, Inc.	26,300	289
Weyerhaeuser Co.	100,200	2,421
		2,710
TOTAL MATERIALS		43,694
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
Level 3 Communications, Inc. (a)	2,259,300	1,807
tw telecom, inc. (a)	429,800	3,456
Verizon Communications, Inc.	187,400	5,347
		10,610
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd. (a)	210,000	2,590
Sprint Nextel Corp. (a)	853,300	2,807
		5,397
TOTAL TELECOMMUNICATION SERVICES		16,007
UTILITIES - 1.3%
Electric Utilities - 0.6%
Entergy Corp.	42,900	2,891
Exelon Corp.	54,600	2,578
		5,469
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	661,900	4,170
Multi-Utilities - 0.2%
YTL Corp. Bhd	993,500	1,855
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.1%
Cascal BV	340,000	$ 1,071
TOTAL UTILITIES		12,565
TOTAL COMMON STOCKS (Cost $1,310,512)		958,697
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (f)	419,580	1,649
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Trion World Network, Inc. 8.00% (f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		6,650
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Royal Bank of Scotland Group PLC Series S, 6.60%	327,700	1,311
TOTAL PREFERRED STOCKS (Cost $11,627)		7,961
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 0.59% (b)	27,724,644	27,725
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	64,001,442	64,001
TOTAL MONEY MARKET FUNDS (Cost $91,726)		91,726
Equity Funds - 0.3%
	Shares	Value (000s)
Domestic Equity Funds - 0.3%
United States Oil Fund LP ETF (a) (Cost $2,705)	100,000	$ 2,703
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,416,570)		1,061,087
NET OTHER ASSETS - (7.6)%		(75,356)
NET ASSETS - 100%		$ 985,731
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,650,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 108
Fidelity Securities Lending Cash Central Fund	891
Total	$ 999
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ThermoGenesis Corp.	$ 1,310	$ -	$ -	$ -	$ 1,605
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,061,087	$ 962,908	$ 91,529	$ 6,650
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 6,650
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 6,650

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,423,467,000. Net unrealized depreciation aggregated $362,380,000, of which $58,071,000 related to appreciated investment securities and $420,451,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using significant unobservable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009